                                                  ------------------------------
                                                            OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number:          3235-0006
                                                  Expires:     February 28, 1997
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                                                  Hours per response ..... 24.60
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                                                            SEC USE ONLY
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2008

                (Please read instructions before preparing form.)

If amended report check here: [_]

Kurt F. Somerville
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes, LLP   60 State Street    Boston,   MA        02109
--------------------------------------------------------------------------------
Business Address         (Street)           (City)    (State)   (Zip)

(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

                 Intentional misstatements or omissions of facts
                    constitute Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 5th day of November, 2008.

                                     Kurt F. Somerville
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                             13F File No.:   Name:                             13F File No.:
-----                             -------------   -----                             -------------
1. Brian C. Broderick (12)*       28-11136        6. Michael J. Puzo                28-06165
2. Michael B. Elefante            28-06281        7.  __________________________   _____________
3. Timothy F. Fidgeon             28-06169        8.  __________________________   _____________
4. Stephen W. Kidder (35)*        28-11134        9.  __________________________   _____________
5. Lawrence T. Perera             28-06167        10. __________________________   _____________

* Refers to manager number on attached detail in Item 7.

AS OF SEPTEMBER 30, 2008                             FORM 13F                    SEC FILE # KURT F SOMERVILLE \ 28-10379

ITEM 1:                       ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                   --------------  ---------  -----------  ---------  -------------  --------  -------------------
                                                                  SHARES OR                             VOTING AUTHORITY
                                            CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             -------------------
NAME OF ISSUER            TITLE OF CLASS   NUMBER       VALUE      AMOUNT      DISCRETION   MANAGERS   (A)   (B)     (C)
------------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  -----
                                                                             (A)  (B)  (C)            SOLE  SHARED   NONE
                                                                             ---  ---  ---            ----  ------  -----
ABB LTD                   SPONSORED       000375204      1105412     56980              XX                   39130
                          ADR                                                           XX     12            11500
                                                                                        XX     35             6350
A F L A C INC             COMMON STOCK    001055102      2281263     38830              XX                   28530
                                                                                        XX     12             6100
                                                                                        XX     35             4200
ABBOTT LABS               COMMON STOCK    002824100      3260928     56633              XX                   48001
                                                                                        XX     12             4482
                                                                                        XX     35             4150
ALBERTO CULVER CO NEW     COMMON STOCK    013078100       328242     12050              XX                    9650
                                                                                        XX     35             2400
ALNYLAM                   COMMON STOCK    02043Q107       220889      7630              XX                    5730
PHARMACEUTICALS INC                                                                     XX     12             1400
                                                                                        XX     35              500
AMERICAN INTERNATIONAL    COMMON STOCK    026874107        37409     11234              XX                    6584
GROUP INC                                                                               XX     12             4650
AMGEN INC                 COMMON STOCK    031162100       386381      6519              XX                    2319
                                                                                        XX     12             1100
                                                                                        XX     35             3100
ANALOG DEVICES, INC.      COMMON STOCK    032654105       278862     10583              XX                    7733
                                                                                        XX     12             1400
                                                                                        XX     35             1450
APTARGROUP INC            COMMON STOCK    038336103      4215276    107780              XX                   80430
                                                                                        XX     12            15200
                                                                                        XX     35            12150
AUTOMATIC DATA            COMMON STOCK    053015103      1384160     32378              XX                   24876
PROCESSING                                                                              XX     12             1800
                                                                                        XX     35             5702

AS OF SEPTEMBER 30, 2008                             FORM 13F                    SEC FILE # KURT F SOMERVILLE \ 28-10379

ITEM 1:                       ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                   --------------  ---------  -----------  ---------  -------------  --------  -------------------
                                                                  SHARES OR                             VOTING AUTHORITY
                                            CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             -------------------
NAME OF ISSUER            TITLE OF CLASS   NUMBER       VALUE      AMOUNT      DISCRETION   MANAGERS   (A)   (B)     (C)
------------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  -----
                                                                             (A)  (B)  (C)            SOLE  SHARED   NONE
                                                                             ---  ---  ---            ----  ------  -----
B P PLC ADR               COMMON STOCK    055622104      1859049     37055              XX                   29355
                                                                                        XX     12             2400
                                                                                        XX     35             5300
BANK OF AMERICA CORP      COMMON STOCK    060505104       757715     21649              XX                   18249
                                                                                        XX     35             3400
BERKSHIRE HATHAWAY INC    CLASS A         084670108      1306000        10              XX                      10
BERKSHIRE HATHAWAY INC    CLASS B         084670207       786705       179              XX                     169
                                                                                        XX     12               10
BOEING COMPANY            COMMON STOCK    097023105       200725      3500              XX                    2100
                                                                                        XX     35             1400
BOTTOMLINE                COMMON STOCK    101388106       149760     14400              XX                   14400
TECHNOLOGIES INC
BRISTOL MYERS             COMMON STOCK    110122108       216840     10400              XX                    9300
SQUIBB CO                                                                               XX     12              800
                                                                                        XX     35              300
BURLINGTON NORTHERN       CORP COMMON     12189T104       594787      6435              XX                    6435
SANTA FE
C S X CORP                COMMON STOCK    126408103       224392      4112              XX     12             4112
CVS CAREMARK              COMMON STOCK    126650100       292169      8680              XX                    5530
CORPORATION                                                                             XX     12             1950
                                                                                        XX     35             1200
CANADIAN NATIONAL         COMMON STOCK    136375102      5143543    107538              XX                   80938
RAILWAY CO                                                                              XX     12            12700
                                                                                        XX     35            13900
CHEVRON CORP              COMMON STOCK    166764100      3332357     40402              XX                   38134
                                                                                        XX     35             2268
CHUBB CORPORATION         COMMON STOCK    171232101       636620     11596              XX                   11596
CISCO SYS INC             COMMON STOCK    17275R102      1801123     79837              XX                   50087

AS OF SEPTEMBER 30, 2008                             FORM 13F                    SEC FILE # KURT F SOMERVILLE \ 28-10379

ITEM 1:                       ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                   --------------  ---------  -----------  ---------  -------------  --------  -------------------
                                                                  SHARES OR                             VOTING AUTHORITY
                                            CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             -------------------
NAME OF ISSUER            TITLE OF CLASS   NUMBER       VALUE      AMOUNT      DISCRETION   MANAGERS   (A)   (B)     (C)
------------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  -----
                                                                             (A)  (B)  (C)            SOLE  SHARED   NONE
                                                                             ---  ---  ---            ----  ------  -----
                                                                                        XX     12            21900
                                                                                        XX     35             7850
COCA COLA CO              COMMON STOCK    191216100       601510     11375              XX                    5875
                                                                                        XX     12             5500
COLGATE PALMOLIVE CO      COMMON STOCK    194162103       283843      3767              XX                    3767
CONOCOPHILLIPS            COMMON STOCK    20825C104       762093     10404              XX                    9904
                                                                                        XX     35              500
DOW CHEMICAL CO           COMMON STOCK    260543103       326444     10272              XX                   10272
E I DU PONT DE NEMOURS    COMMON STOCK    263534109       507780     12600              XX                   11200
& CO                                                                                    XX     12             1400
E M C CORP                COMMON STOCK    268648102      1790041    149669              XX                  113569
                                                                                        XX     12            26800
                                                                                        XX     35             9300
EMERSON ELECTRIC CO       COMMON STOCK    291011104      3769445     92411              XX                   68911
                                                                                        XX     12            13450
                                                                                        XX     35            10050
ENCANA CORP               COMMON STOCK    292505104      6889227    104811              XX                   77141
                                                                                        XX     12            16070
                                                                                        XX     35            11600
EXXON MOBIL CORP          COMMON STOCK    30231G102      8229553    105969              XX                   83232
                                                                                        XX     12            13150
                                                                                        XX     35             9587
GENERAL ELECTRIC CO       COMMON STOCK    369604103      3802917    149134              XX                  111484
                                                                                        XX     12            25800
                                                                                        XX     35            11850
GENERAL MILLS INC         COMMON STOCK    370334104      1210572     17616              XX                   14472
                                                                                        XX     12             3144
GILEAD SCIENCES           COMMON STOCK    375558103       292032      6400              XX     12             6400

AS OF SEPTEMBER 30, 2008                             FORM 13F                    SEC FILE # KURT F SOMERVILLE \ 28-10379

ITEM 1:                       ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                   --------------  ---------  -----------  ---------  -------------  --------  -------------------
                                                                  SHARES OR                             VOTING AUTHORITY
                                            CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             -------------------
NAME OF ISSUER            TITLE OF CLASS   NUMBER       VALUE      AMOUNT      DISCRETION   MANAGERS   (A)   (B)     (C)
------------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  -----
                                                                             (A)  (B)  (C)            SOLE  SHARED   NONE
                                                                             ---  ---  ---            ----  ------  -----
GROUPE DANONE             SPONSORED       399449107      1475286    105025              XX                   81025
                          ADR                                                           XX     12            11900
                                                                                        XX     35            12100
HSBC HOLDINGS PLC         SPONSORED       404280406       329786      4080              XX                    4080
                          ADR
HELMERICH & PAYNE INC     COMMON STOCK    423452101       978254     22650              XX                   14950
                                                                                        XX     12             5100
                                                                                        XX     35             2600
HESS CORP                 COMMON STOCK    42809H107       246240      3000              XX                    3000
HONEYWELL                 COMMON STOCK    438516106       210534      5067              XX                    5067
INTERNATIONAL INC
ILLINOIS TOOL WORKS INC   COMMON STOCK    452308109       208915      4700              XX                     700
                                                                                        XX     35             4000
INTEL CORPORATION         COMMON STOCK    458140100      3874825    206878              XX                  147859
                                                                                        XX     12            35900
                                                                                        XX     35            23119
INTL BUSINESS MACHINES    COMMON STOCK    459200101      2016507     17241              XX                   15691
                                                                                        XX     12             1550
INTERNATIONAL PAPER CO    COMMON STOCK    460146103       209440      8000              XX                    8000
INVITROGEN CORP           COMMON STOCK    46185R100      1454166     38470              XX                   30770
                                                                                        XX     12             6000
                                                                                        XX     35             1700
JOHNSON & JOHNSON         COMMON STOCK    478160104      6971439    100627              XX                   80569
                                                                                        XX     12             9608
                                                                                        XX     35            10450
KIMBERLY CLARK CORP       COMMON STOCK    494368103       233424      3600              XX                    3000
                                                                                        XX     35              600
ELI LILLY & CO.           COMMON STOCK    532457108       387772      8807              XX                    3132
                                                                                        XX     12             5675

AS OF SEPTEMBER 30, 2008                             FORM 13F                    SEC FILE # KURT F SOMERVILLE \ 28-10379

ITEM 1:                       ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                   --------------  ---------  -----------  ---------  -------------  --------  -------------------
                                                                  SHARES OR                             VOTING AUTHORITY
                                            CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             -------------------
NAME OF ISSUER            TITLE OF CLASS   NUMBER       VALUE      AMOUNT      DISCRETION   MANAGERS   (A)   (B)     (C)
------------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  -----
                                                                             (A)  (B)  (C)            SOLE  SHARED   NONE
                                                                             ---  ---  ---            ----  ------  -----
LINCOLN NATL CORP IND     COMMON STOCK    534187109      1596000     37281              XX                   26058
                                                                                        XX     12             3175
                                                                                        XX     35             8048
MATSUSHITA ELECTRIC INDL  SPONSORED ADR   576879209      1039367     59975              XX                   46825
                                                                                        XX     12             5700
                                                                                        XX     35             7450
MAXWELL TECHNOLOGIES      COMMON STOCK    577767106       264599     19835              XX                   19035
INC                                                                                     XX     12              800
MERCK & CO INC            COMMON STOCK    589331107      1447689     45871              XX                   39409
                                                                                        XX     12             2400
                                                                                        XX     35             4062
MICROSOFT CORP            COMMON STOCK    594918104      2719791    101903              XX                   85485
                                                                                        XX     12             7300
                                                                                        XX     35             9118
MOTOROLA INC              COMMON STOCK    620076109        91749     12850              XX                    1450
                                                                                        XX     12            11400
NOKIA CORP ADR A          COMMON STOCK    654902204      1593643     85450              XX                   70250
                                                                                        XX     12             6250
                                                                                        XX     35             8950
NORFOLK SOUTHERN CORP     COMMON STOCK    655844108       295959      4470              XX                    4470
NOVARTIS AG ADR           COMMON STOCK    66987V109      3617691     68465              XX                   51565
                                                                                        XX     12            10500
                                                                                        XX     35             6400
NOVO NORDISK A/S ADR      COMMON STOCK    670100205       326042      6368              XX                    6368

AS OF SEPTEMBER 30, 2008                             FORM 13F                    SEC FILE # KURT F SOMERVILLE \ 28-10379

ITEM 1:                       ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                   --------------  ---------  -----------  ---------  -------------  --------  -------------------
                                                                  SHARES OR                             VOTING AUTHORITY
                                            CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             -------------------
NAME OF ISSUER            TITLE OF CLASS   NUMBER       VALUE      AMOUNT      DISCRETION   MANAGERS   (A)   (B)     (C)
------------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  -----
                                                                             (A)  (B)  (C)            SOLE  SHARED   NONE
                                                                             ---  ---  ---            ----  ------  -----
ORACLE CORP               COMMON STOCK    68389X105      1681973     82815              XX                   64365
                                                                                        XX     12             6800
                                                                                        XX     35            11650
PALL CORP                 COMMON STOCK    696429307       208610      6066              XX                    6066
PEPSICO INC               COMMON STOCK    713448108      3033821     42568              XX                   33718
                                                                                        XX     12             3800
                                                                                        XX     35             5050
PFIZER INC                COMMON STOCK    717081103      1515879     82206              XX                   58206
                                                                                        XX     12            17600
                                                                                        XX     35             6400
PORTLAND GENERAL          COMMON STOCK    736508847      1216124     51400              XX                   38550
ELECTRIC CO                                                                             XX     12             6350
                                                                                        XX     35             6500
PROCTER & GAMBLE CO       COMMON STOCK    742718109      5401184     77503              XX                   62778
                                                                                        XX     12             8800
                                                                                        XX     35             5925
SAN JUAN BASIN            COMMON STOCK    798241105       484883     12750              XX                    7650
ROYALTY TRUST                                                                           XX     12             5100
SCHLUMBERGER LTD          COMMON STOCK    806857108       752007      9630              XX                    6280
                                                                                        XX     12             3300
                                                                                        XX     35               50
SIMS GROUP LTD            SPONSORED       829160100       404250     17500              XX                   10400
                          ADR                                                           XX     12             4150
                                                                                        XX     35             2950
J M SMUCKER CO            COMMON STOCK    832696405       229626      4530              XX                    2730
                                                                                        XX     12             1500
                                                                                        XX     35              300
SNAP ON INC               COMMON STOCK    833034101       263037      4995              XX                    2795
                                                                                        XX     12             2200
SONOSITE INC              COMMON STOCK    83568G104       571480     18200              XX                   13750

AS OF SEPTEMBER 30, 2008                             FORM 13F                    SEC FILE # KURT F SOMERVILLE \ 28-10379

ITEM 1:                       ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                   --------------  ---------  -----------  ---------  -------------  --------  -------------------
                                                                  SHARES OR                             VOTING AUTHORITY
                                            CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             -------------------
NAME OF ISSUER            TITLE OF CLASS   NUMBER       VALUE      AMOUNT      DISCRETION   MANAGERS   (A)   (B)     (C)
------------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  -----
                                                                             (A)  (B)  (C)            SOLE  SHARED   NONE
                                                                             ---  ---  ---            ----  ------  -----
                                                                                        XX     12             2050
                                                                                        XX     35             2400
STATE STREET CORP         COMMON STOCK    857477103      2300512     40445              XX                   31795
                                                                                        XX     12             5050
                                                                                        XX     35             3600
SUNCOR ENERGY INC         COMMON STOCK    867229106       252840      6000              XX                    3900
                                                                                        XX     12             1900
                                                                                        XX     35              200
3 M COMPANY               COMMON STOCK    88579Y101      4369722     63969              XX                   45688
                                                                                        XX     12            11500
                                                                                        XX     35             6781
U S BANCORP               COMMON STOCK    902973304       262946      7300              XX                    7300
UNION PACIFIC CORP        COMMON STOCK    907818108       784183     11020              XX                   11020
WELLS FARGO & CO          COMMON STOCK    949746101       439101     11700              XX                    5200
                                                                                        XX     12             6500
WYETH                     COMMON STOCK    983024100       779434     21100              XX                   18000
                                                                                        XX     35             3100
XILINX INC                COMMON STOCK    983919101       572180     24400              XX                   18500
                                                                                        XX     12             4900
                                                                                        XX     35             1000
ZIMMER HOLDINGS INC       COMMON STOCK    98956P102       842573     13051              XX                   10551
                                                                                        XX     12             1150
                                                                                        XX     35             1350
COVIDIEN LTD              COMMON STOCK    G2552X108       541632     10075              XX                    6625
                                                                                        XX     12              500
                                                                                        XX     35             2950

AS OF SEPTEMBER 30, 2008                             FORM 13F                    SEC FILE # KURT F SOMERVILLE \ 28-10379

ITEM 1:                       ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                   --------------  ---------  -----------  ---------  -------------  --------  -------------------
                                                                  SHARES OR                             VOTING AUTHORITY
                                            CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             -------------------
NAME OF ISSUER            TITLE OF CLASS   NUMBER       VALUE      AMOUNT      DISCRETION   MANAGERS   (A)   (B)     (C)
------------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  -----
                                                                             (A)  (B)  (C)            SOLE  SHARED   NONE
                                                                             ---  ---  ---            ----  ------  -----
INGERSOLL RAND LTD CL A   COMMON STOCK    G4776G101       355338     11400              XX                   11400
AGGREGATE TOTAL                                      118,118,517